STATEMENT OF INVESTMENTS
BNY Mellon New Jersey Municipal Bond Fund, Inc.

September 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
New Jersey - 83.0%
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2028	2,345,000	[a]	1,896,311
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2026	745,000	[a]	655,225
Edison Township, GO, Refunding	3.00	3/15/2033	1,365,000		1,205,223
Essex County Improvement Authority, Revenue Bonds (Friends of TEAM Academy Charter School Obligated Group)	4.00	6/15/2056	4,560,000		3,435,168
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	10,000,000		10,846,757
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000		2,555,332
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1	0.00	12/15/2034	3,000,000	[a]	1,755,502
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2037	2,000,000		1,892,810
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2036	1,250,000		1,216,899
Jersey City, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		424,901
Jersey City Redevelopment Agency, Revenue Bonds (Bayfront Redevelopment Project) (Insured; Municipal Government Guaranteed)	4.00	12/15/2031	5,000,000		5,008,429
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2026	3,175,000		3,362,855
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000		2,078,828
New Jersey Economic Development Authority, Revenue Bonds	5.38	1/1/2043	3,500,000		3,504,585

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 83.0% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[b]	981,511
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[b]	633,719
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000		921,671
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. A	2.20	12/3/2029	3,000,000	[c]	2,555,090
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cranes Mill Project)	5.00	1/1/2049	2,000,000		1,904,437
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2027	10,000,000		10,724,875
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000		2,420,438
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000		1,585,009
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	2.45	4/1/2026	2,250,000	[c]	2,154,224
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2047	7,500,000		7,271,068
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2042	1,000,000		987,690
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000		1,014,938

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 83.0% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	6.25	7/1/2024	20,000	20,032
New Jersey Educational Facilities Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/1/2050	3,000,000	2,415,416
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	7/1/2050	1,000,000	875,915
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2052	650,000	561,162
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2034	2,000,000	2,080,042
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,649,538
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000	2,112,147
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000	2,183,365
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2030	2,255,000	2,309,057
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2038	4,470,000	4,904,564
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. F	4.00	7/1/2035	1,365,000	1,254,210
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (AtlantiCare Health System Obligated Group)	4.00	7/1/2035	750,000	711,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 83.0% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000		3,482,633
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	4,000,000		3,452,070
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000		940,250
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000		2,056,043
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000		6,824,926
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000		1,542,890
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.00	7/1/2041	3,250,000		2,883,675
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.00	7/1/2046	3,000,000		2,985,678
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	7/1/2023	2,280,000	[a]	2,226,314
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Princeton Healthcare System)	5.00	7/1/2039	2,000,000		2,037,741
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000		3,523,190
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3	5.00	7/1/2026	6,000,000	[c]	6,217,488

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 83.0% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000	2,705,724
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2041	1,000,000	931,620
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000	1,982,244
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,575,000	1,645,744
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000	2,055,964
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000	1,088,038
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2028	1,450,000	1,514,928
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,280,000	1,206,931
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	5.00	10/1/2028	485,000	515,516
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	5.00	4/1/2028	325,000	344,000
New Jersey Infrastructure Bank, Revenue Bonds (Green Bond)	3.00	9/1/2038	3,075,000	2,483,521
New Jersey Infrastructure Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Municipal Government Guaranteed) Ser. AR2	4.00	9/1/2023	2,085,000	2,102,282
New Jersey Infrastructure Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Municipal Government Guaranteed) Ser. AR2	4.00	9/1/2023	10,000	10,070
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2031	3,385,000	3,484,360

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 83.0% (continued)
New Jersey Rutgers University, Revenue Bonds, Refunding, Ser. M	5.00	5/1/2034	1,600,000		1,660,657
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	2,800,000		2,775,175
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	3,500,000		3,539,877
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; American Municipal Bond Assurance Corp.) Ser. C	0.00	12/15/2024	1,000,000	[a]	916,468
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2028	12,000,000	[a]	9,338,534
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2038	6,330,000	[a]	2,823,662
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2031	4,600,000		4,759,728
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2036	6,745,000		6,800,166
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.50	12/15/2023	7,000,000		7,164,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2050	1,515,000		1,499,999
New Jersey Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2027	3,000,000		3,210,675
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000		1,042,141
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	2,500,000		2,660,117
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000		1,050,516
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2042	9,000,000		8,322,329
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	1,500,000		1,562,468
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	2,000,000		2,042,198
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	2,500,000		2,631,839

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 83.0% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	4,000,000	4,063,956
Newark, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	750,000	804,661
Ocean County, GO, Ser. A	3.00	8/1/2033	2,145,000	1,900,734
Salem County Pollution Control Financing Authority, Revenue Bonds, Refunding (Chambers Project) Ser. A	5.00	12/1/2023	385,000	389,308
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000	2,663,797
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000	1,446,119
South Jersey Port Corp., Revenue Bonds, Ser. P2	5.75	1/1/2023	4,000,000	4,006,262
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	3,000,000	2,853,611
South Jersey Transportation Authority, Revenue Bonds, Ser. A	4.00	11/1/2050	1,000,000	815,378
The Atlantic County Improvement Authority, Revenue Bonds (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000	3,077,980
The Camden County Improvement Authority, Revenue Bonds (Cooper Health System Obligated Group)	5.75	2/15/2042	5,000,000	5,019,766
The Camden County Improvement Authority, Revenue Bonds (Insured; County Guaranteed) Ser. A	5.00	1/15/2032	2,695,000	2,808,510
The Camden County Improvement Authority, Revenue Bonds (Insured; County Guaranteed) Ser. A	5.00	1/15/2031	3,000,000	3,133,595
The Camden County Improvement Authority, Revenue Bonds, Refunding (Cooper Health System Project)	5.00	2/15/2034	1,000,000	982,836
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2035	5,165,000	5,506,643

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 83.0% (continued)
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University) (Insured; Build American Mutual)	4.00	7/1/2046	725,000		630,360
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University) (Insured; Build American Mutual)	4.00	7/1/2051	1,200,000		1,023,051
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/1/2030	1,000,000		1,044,411
The Gloucester County Industrial Pollution Control Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2024	505,000		510,688
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	5.00	2/15/2031	625,000		667,974
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	9/1/2030	7,550,000	[a]	5,535,492
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	7,045,000		6,631,152
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	3,850,000		3,776,105
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	30,000		29,810
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	5,000,000		4,608,880
				282,045,659
New York - 12.9%
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186	5.00	10/15/2044	9,730,000		9,786,368
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	7,000,000		7,108,034
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 212	4.00	9/1/2038	2,000,000		1,897,013
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2038	3,000,000		2,846,618

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New York - 12.9% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2037	3,000,000	2,865,502
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	5.00	7/15/2034	2,010,000	2,153,641
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178	5.00	12/1/2024	2,000,000	2,030,508
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184	5.00	9/1/2032	3,000,000	3,087,691
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185	5.00	9/1/2031	2,270,000	2,300,667
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	5.00	11/1/2049	6,900,000	6,770,998
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	3,000,000	3,096,477
				43,943,517
Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	2,624,445
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,083,048
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2031	600,000	652,065
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,239,070
				5,598,628
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	3,000,000	2,944,247
Total Investments (cost $362,239,588)			98.5%	334,532,051
Cash and Receivables (Net)			1.5%	5,201,902
Net Assets			100.0%	339,733,953

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $1,615,230 or .48% of net assets.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

STATEMENT OF INVESTMENTS
BNY Mellon New Jersey Municipal Bond Fund, Inc.

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	334,532,051	-	334,532,051

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2022, accumulated net unrealized depreciation on investments was $27,707,537, consisting of $1,615,919 gross unrealized appreciation and $29,323,456 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.